Stock-Based Compensation (Details) (USD $)	9 Months Ended	12 Months Ended	3 Months Ended		9 Months Ended		3 Months Ended		9 Months Ended					9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2012 Stock Options [Member]	Sep. 30, 2011 Stock Options [Member]	Sep. 30, 2012 Stock Options [Member]	Sep. 30, 2011 Stock Options [Member]	Sep. 30, 2012 Restricted Stock [Member]	Sep. 30, 2011 Restricted Stock [Member]	Sep. 30, 2012 Restricted Stock [Member]	Sep. 30, 2011 Restricted Stock [Member]	Sep. 30, 2012 2004 Stock Option Plan [Member] Minimum [Member]	Sep. 30, 2012 2004 Stock Option Plan [Member] Maximum [Member]	Sep. 30, 2012 2010 Stock Incentive and Option Plan [Member]	Sep. 30, 2012 2010 Stock Incentive and Option Plan [Member] Minimum [Member]	Sep. 30, 2012 2010 Stock Incentive and Option Plan [Member] Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share based compensation plans	2
Equity awards granted under plan vesting period (in years)											4 years	10 years		4 years	10 years
Number of shares available for future grants (in shares)													32,866
Number of shares
Outstanding at December 31, 2011 (in shares)	174,874
Granted (in shares)	87,184
Exercised (in shares)	(2,432)
Forfeited (in shares)	(11,674)
Outstanding at September 30, 2012 (in shares)	247,952	174,874
Vested and expected to vest at September 30, 2012 (in shares)	229,059
Exercisable at September 30, 2012 (in shares)	57,906
Weighted-average exercise price
Outstanding at December 31, 2011 (in dollars per share)	$ 16.77
Granted (in dollars per share)	$ 5.66
Exercised (in dollars per share)	$ 4.40
Forfeited (in dollars per share)	$ 22.64
Outstanding at September 30, 2012 (in dollars per share)	$ 12.71	$ 16.77
Vested and expected to vest at September 30, 2012 (in dollars per share)	$ 13.09
Exercisable at September 30, 2012 (in dollars per share)	$ 27.35
Weighted-average remaining contractual term (in years)
Outstanding at December 31, 2011	8 years 7 months 6 days	8 years 10 months 24 days
Outstanding at September 30, 2012	8 years 7 months 6 days	8 years 10 months 24 days
Vested and expected to vest at September 30, 2012	8 years 7 months 6 days
Exercisable at September 30, 2012	7 years 1 month 6 days
Aggregate intrinsic value
Outstanding at December 31, 2011	$ 63,000
Outstanding at September 30, 2012	0	63,000
Vested and expected to vest at September 30, 2012	0
Exercisable at September 30, 2012	0
Number of shares
Nonvested at December 31, 2011 (in shares)									13,988
Granted (in shares)									67,863
Vested (in shares)									(5,047)
Forfeited (in shares)									(2,135)
Nonvested at September 30, 2012 (in shares)							74,669		74,669
Weighted-average grant date fair value
Nonvested at December 31, 2011 (in dollars per share)									$ 24.20
Granted (in dollars per share)									$ 6.00
Vested (in dollars per share)									$ 24.20
Forfeited (in dollars per share)									$ 17.64
Nonvested at September 30, 2012 (in dollars per share)							$ 7.84		$ 7.84
Stock-based compensation expense			100,000	200,000	300,000	700,000	42,000	26,000	124,000	64,000
Unrecognized compensation expense related to unvested employee stock options			$ 800,000		$ 800,000		$ 400,000		$ 400,000
Weighted average period for recognizing compensation expense					3 years				3 years 2 months 12 days